COMMITMENTS - Arrangements with sponsors (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 70,720
Due within one year
Disclosure of commitments [Line Items]
Minimum purchase obligations	54,964
Due between one and three years
Disclosure of commitments [Line Items]
Minimum purchase obligations	12,445
Due between three and five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	3,311
Due beyond five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 0